Annual Fund Operating Expenses - Innovator Equity Dual Directional 10 Buffer ETF - September - Innovator Equity Dual Directional 10 Buffer ETF - September	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.79%

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.